Contractual obligations and deferred income (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Contract obligations and deferred income
Contractual obligations and deferred income		R$ 32,815	R$ 57,852
Current		32,815	57,852
Non-current		0	0
Contractual obligations and deferred income		32,815	57,852
Refund liability
Contract obligations and deferred income
Contractual obligations and deferred income	[1]	32,613	51,533
Contractual obligations and deferred income	[1]	32,613	51,533
Contract of exclusivity for processing payroll
Contract obligations and deferred income
Contractual obligations and deferred income		202	587
Contractual obligations and deferred income		202	587
Deferred income in leaseback agreement
Contract obligations and deferred income
Contractual obligations and deferred income		0	4,075
Contractual obligations and deferred income		0	4,075
Other contractual obligations
Contract obligations and deferred income
Contractual obligations and deferred income		0	1,657
Contractual obligations and deferred income		R$ 0	R$ 1,657

[1]	Refers to the customer’s right to return goods. The Company business cycle is from October to September for each year.